Related Party Transactions (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Yunhu Times		$ 821
Yunhu Times		66
Jingxinyuan | Rental Expense
Related Party Transaction [Line Items]
Amount due to related party	[1]		$ 178
Yunhu Times
Related Party Transaction [Line Items]
Yunhu Times		821
Yunhu Times		$ 66

[1]	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.